Consolidated VIEs and Noncontrolling Interests - Balance Sheets (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Variable Interest Entity [Line Items]
Cash and cash equivalents	$ 923,725	$ 800,535	$ 1,340,140
Property and equipment, net	5,374,225	6,859,163
Total assets	21,756,171	25,356,334
Long-term debt, net	665,598	688,356
Total liabilities	23,169,613	24,981,917
Variable Interest Entity, Primary Beneficiary | SBG JVs
Variable Interest Entity [Line Items]
Cash and cash equivalents	101,050	161,411
Property and equipment, net	621,365	445,599
Restricted cash	10,000	10,000
Total assets	2,707,505	2,096,389
Long-term debt, net	5,697	30,638
Total liabilities	2,367,597	1,693,267
Redeemable stock issued by VIEs	80,000	500,000
Total net assets	259,908	(96,878)
Preferred stock liquidation preference	580,000	500,000
Variable Interest Entity, Primary Beneficiary | Other VIEs
Variable Interest Entity [Line Items]
Cash and cash equivalents	8,493	5,194
Property and equipment, net	0	0
Restricted cash	0	0
Total assets	15,204	13,834
Long-term debt, net	0	0
Total liabilities	3,234	573
Redeemable stock issued by VIEs	0	0
Total net assets	$ 11,970	$ 13,261